Reverse Merger Accounting	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Reverse Merger Accounting [Abstract]
REVERSE MERGER ACCOUNTING

3. REVERSE MERGER ACCOUNTING

On July 31, 2023, Acquisition Sub, merged with and into the Company. Pursuant to the Merger, the Company was the surviving corporation and became Patricia’s wholly owned subsidiary, and all of the outstanding stock of Serve was converted into shares of Patricia’s common stock. All of Serve’s outstanding warrants and options were assumed by Patricia. Following the consummation of the Merger, Serve changed its name to “Serve Operating Co.”

The Merger was accounted for as a reverse-merger, and recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”). Serve Robotics Inc. was the acquirer for financial reporting purposes and Patricia was the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the merger are those of Serve Robotics Inc. and have been recorded at the historical cost basis of Serve Robotics Inc., and the financial statements after completion of the merger include the assets and liabilities of Patricia and Serve Robotics Inc., historical operations of Serve Robotics Inc. and operations of Patricia from the closing date of the merger. Common stock and the corresponding capital amounts of Patricia pre-merger were retroactively restated as capital stock shares reflecting the exchange ratio in the merger. In conjunction with the merger, the Company received no cash and assumed no liabilities from Patricia Acquisition Corp.

As a result of the Merger, each of Serve’s shares of capital stock issued and outstanding immediately prior to the closing of the Merger was converted into the right to receive 0.8035 shares of Patricia’s common stock (the “Common Share Conversion Ratio”). Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the Common Share Conversion Ratio. There was no effect on the number of shares of common stock or preferred stock authorized for issuance under the Company’s certificate of incorporation or the par value of such securities.

3.	REVERSE MERGER ACCOUNTING

On July 31, 2023, Acquisition Sub, merged with and into the Company. Pursuant to the Merger, the Company was the surviving corporation and became Patricia’s wholly owned subsidiary, and all of the outstanding stock of Serve was converted into shares of Patricia’s common stock. All of Serve’s outstanding warrants and options were assumed by Patricia. Following the consummation of the Merger, Serve changed its name to “Serve Operating Co.”

The merger was accounted for as a reverse-merger, and recapitalization in accordance with generally accepted accounting principles in the United States (“GAAP”). Serve Robotics Inc. was the acquirer for financial reporting purposes and Patricia was the acquired company. Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the merger are those of Serve Robotics Inc. and have been recorded at the historical cost basis of Serve Robotics Inc., and the financial statements after completion of the merger include the assets and liabilities of Patricia and Serve Robotics Inc., historical operations of Serve Robotics Inc. and operations of Patricia from the closing date of the merger. Common stock and the corresponding capital amounts of Patricia pre-merger were retroactively restated as capital stock shares reflecting the exchange ratio in the merger. In conjunction with the merger, the Company received no cash and assumed no liabilities from Patricia Acquisition Corp.

As a result of the Merger, each of Serve’s shares of capital stock issued and outstanding immediately prior to the closing of the Merger was converted into the right to receive 0.8035 shares of Patricia’s common stock (the “Common Share Conversion Ratio”). Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the Common Share Conversion Ratio. There was no effect on the number of shares of common stock or preferred stock authorized for issuance under the Company’s certificate of incorporation or the par value of such securities.